Segment reporting	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segment reporting

29.	Segment reporting
The Company’s activities are carried out through six reportable segments: five regional vehicle segments (North
America, Enlarged Europe, Middle East & Africa, South America and China and India & Asia Pacific) and Maserati, our
global luxury brand segment. These reportable segments reflect the operating segments of the Company that are regularly reviewed by the Chief Executive Officer, who is the “chief operating decision maker”, for making strategic decisions, allocating resources and assessing performance, and that exceed the quantitative threshold provided in IFRS 8 – Operating
Segments (“IFRS 8”), or whose information is considered useful for the users of the financial statements.
The Company’s five regional vehicle reportable segments deal with the design, engineering, development, manufacturing, distribution and sale of passenger cars, light commercial vehicles and related parts and services in specific geographic areas: North America (U.S., Canada and Mexico), Enlarged Europe (primarily the countries of the European
Union and United Kingdom), Middle East & Africa (primarily Turkey, Morocco, Egypt and Algeria), South America
(including Central America and the Caribbean islands), and China and India & Asia Pacific (Asia and Pacific countries). The
Company's global luxury brand reportable segment, Maserati, deals with the design, engineering, development, manufacturing, worldwide distribution and sale of luxury vehicles under the Maserati brand.
Transactions among the mass-market vehicle segments generally are presented on a “where-sold” basis, which reflect the profit/(loss) on the ultimate sale to third party customer within the segment. This presentation generally eliminates the effect of the legal entity transfer price within the segments. Revenues of the other segments, aside from the mass-market vehicle segments, are those directly generated by or attributable to the segment as the result of its usual business activities and includes revenues from transactions with third parties as well as those arising from transactions with segments, recognized at normal market prices.
Other activities includes the results of our industrial automation systems design and production business, our pre-
owned car business, our cast iron components business, our mobility businesses, our software and data businesses, and other investments, including Archer, our financial services activities, as well as the activities and businesses that are not operating segments under IFRS 8. In addition, Unallocated items and eliminations includes consolidation adjustments and eliminations.
Financial income and expense and income taxes and are not attributable to the performance of the segments as they do not fall under the scope of their operational responsibilities.
Adjusted operating income is the measure used by the chief operating decision maker to assess performance, allocate resources to the Company's operating segments and to view operating trends, perform analytical comparisons and benchmark performance between periods and among the segments. Adjusted operating income/(loss) excludes from Net profit/(loss) from continuing operations adjustments comprising restructuring and other termination costs, impairments, asset write-offs, disposals of investments and unusual operating income/(expense) that are considered rare or discrete events and are infrequent in nature, as inclusion of such items is not considered to be indicative of the Company's ongoing operating performance, and also excludes Net financial expenses/(income) and Tax expense/(benefit).
Effective from January 1, 2023, our Adjusted operating income/(loss) includes Share of the profit/(loss) of equity method investees. The comparatives for the years ended December 31, 2022 and 2021, have been adjusted accordingly. This change was implemented as management believes these results are becoming increasingly relevant due to the number of partnerships Stellantis has recently engaged in, and will continue to engage in in the future, around electrification and other areas critical to the future of mobility.
Unusual operating income/(expense) are impacts from strategic decisions as well as events considered rare or discrete and infrequent in nature, as inclusion of such items is not considered to be indicative of the Company's ongoing operating performance. Unusual operating income/(expense) includes, but may not be limited to:
•Impacts from strategic decisions to rationalize Stellantis’ core operations;
•Facility-related costs stemming from Stellantis’ plans to match production capacity and cost structure to market demand; and
•Convergence and integration costs directly related to significant acquisitions or mergers.
For the year ended December 31, 2021, Pro Forma Adjusted operating income includes the Adjusted operating income of FCA for the period January 1 - January 16, 2021. See below for a reconciliation of Net profit from continuing operations, which is the most directly comparable measure included in our Consolidated Income Statement, to Adjusted operating income. Operating assets are not included in the data reviewed by the chief operating decision maker, and as a result and as permitted by IFRS 8, the related information is not provided.
The following tables summarize selected financial information by segment for the years ended December 31, 2023,
2022 and 2021:

2023	North America	Enlarged Europe	Middle East & Africa	South America	China and India & Asia Pacific	Maserati	Other activities	Unallocated items & eliminations	Stellantis
	(€ million)
Net revenues from external customers	€86,498	€66,444	€10,560	€16,148	€3,526	€2,335	€4,207	€(174)	€189,544
Net revenues from transactions with other segments	2	154	—	(90)	2	—	1,004	(1,072)	—
Net revenues	86,500	66,598	10,560	16,058	3,528	2,335	5,211	(1,246)	189,544

Net profit/(loss) from continuing operations									€18,625
Tax expense/(benefit)									€3,793
Net financial expenses/ (income)									€(42)
Operating income/(loss)(1)									€22,376
Adjustments:
Restructuring and other costs, net of reversals(2)	€650	€475	€—	€14	€1	€1	€20	€—	€1,161
Collective agreements related costs(3)	€428	€—	€—	€—	€—	€—	€—	€—	€428
Argentina currency devaluation(4)	€—	€—	€—	€302	€—	€—	€—	€—	€302
Impairment expense and supplier obligations(5)	€—	€47	€—	€—	€154	€—	€—	€—	€201
Reorganization of financial services(6)	€—	€—	€—	€—	€—	€—	€76	€—	€76
Takata recall campaign	€—	€(44)	€30	€—	€4	€—	€—	€—	€(10)
Patents litigation(7)	€(20)	€(40)	€—	€(1)	€—	€—	€—	€—	€(61)
Gains on disposal of equity investments and other assets(8)	€(65)	€(40)	€—	€—	€(57)	€—	€(39)	€—	€(201)
Other	€40	€99	€1	€(43)	€(18)	€—	€(15)	€7	€71
Total adjustments	€1,033	€497	€31	€272	€84	€1	€42	€7	€1,967
Adjusted operating income	€13,298	€6,519	€2,503	€2,369	€502	€141	€(322)	€(667)	€24,343

Share of profit/(loss) of equity method investees, excluding adjustments(1)	€(6)	€(139)	€192	€16	€18	€—	€410	€—	€491
______________________________________________________________________________________________________________________________
(1) Share of the profit of equity method investees is included in our Operating income and Adjusted operating income. Refer to "Non-GAAP Financial Measures" included elsewhere in this report for additional information
(2) Primarily related to workforce reductions and includes €243 million relating to the new collective bargaining agreements in North America
(3) Primarily related to past service costs arising from employee benefit plan amendments related to the new collective bargaining agreements in North America.Total cost of €671 million is comprised of €243 million in Restructuring and other costs, net of reversals and €428 million in Collective bargaining agreements costs. Refer to Note 26, Guarantees granted, commitments and contingent liabilities for additional information
(4) Impact of the December 2023 devaluation of the Argentine Peso from the new government's economic policies, comprised of €(197) million in Net revenues, €(147) million in Cost of revenues, and €42 million in Selling, general and other costs
(5) Related to impairments,mainly impairment of research and development assets in China and India & Asia Pacific, and impairment of certain platform assets in Enlarged Europe
(6) Net costs associated with the reorganization of our financial services activities in Europe
(7) Reversal of provisions related to litigation by certain patent owners related to the use of certain technologies in prior periods
(8) Mainly related to gains on disposals of investments and of fixed assets

2022	North America	Enlarged Europe	Middle East & Africa	South America	China and India & Asia Pacific	Maserati	Other activities	Unallocated items & eliminations	Stellantis
	(€ million)
Net revenues from external customers	€85,474	€63,226	€6,453	€15,640	€4,500	€2,322	€1,953	€24	€179,592
Net revenues from transactions with other segments	1	85	—	(20)	5	(2)	1,216	(1,285)	—
Net revenues	85,475	63,311	6,453	15,620	4,505	2,320	3,169	(1,261)	179,592

Net profit/(loss) from continuing operations									€16,779
Tax expense/(benefit)									€2,729
Net financial expenses/ (income)									€768
Operating income/(loss)(1)									€20,276
Adjustments:
Restructuring costs and other costs, net of reversals(2)	€56	€1,020	€—	€36	€—	€2	€30	€—	€1,144
Takata recall campaign(3)	€382	€545	€22	€2	€—	€—	€—	€—	€951
CAFE penalty rate(4)	€660	€—	€—	€—	€—	€—	€—	€—	€660
Change in estimate of non- contractual warranties(5)	€—	€294	€14	€3	€3	€—	€—	€—	€314
Impairment of GAC- Stellantis JV(6)	€—	€—	€—	€—	€297	€—	€—	€—	€297
Impairment expense and supplier obligations(7)	€99	€92	€—	€45	€—	€—	€—	€1	€237
Patents litigation(8)	€93	€40	€—	€1	€—	€—	€—	€—	€134
Write down of FCA Bank investment(9)	€—	€—	€—	€—	€—	€—	€133	€—	€133
Other(10)	€(24)	€(232)	€(1)	€62	€36	€—	€27	€3	€(129)
Total adjustments	€1,266	€1,759	€35	€149	€336	€2	€190	€4	€3,741
Adjusted operating income	€13,987	€6,218	€1,188	€2,048	€641	€201	€179	€(445)	€24,017

Share of profit/(loss) of equity method investees, excluding adjustments(1)	€(2)	€(75)	€110	€—	€(310)	€—	€541	€—	€264

Adjusted operating income, as reported	€13,989	€6,293	€1,078	€2,048	€654	€201	€(495)	€(445)	€23,323
Add: Share of profit/(loss) of equity method investees	(2)	(75)	110	—	(310)	—	541	—	€264
Adjustments:
Impairment of GAC- Stellantis JV(6)	—	—	—	—	297	—	—	—	€297
Write down of FCA Bank investment(9)	—	—	—	—	—	—	133	—	€133
Adjusted operating income, as adjusted(1)	€13,987	€6,218	€1,188	€2,048	€641	€201	€179	€(445)	€24,017
______________________________________________________________________________________________________________________________
(1) Share of the profit of equity method investees is included in our Operating income and Adjusted operating income. Refer to "Non-GAAP Financial Measures" included elsewhere in this report for additional information
(2) Primarily related to workforce reductions, mainly in Enlarged Europe, North America and South America
(3) Extension of Takata airbags recall campaign
(4) Increase in provision related to Model Year 2019 - 2021 CAFE penalty rate adjustment. Refer to Note 21, Provisions for additional information
(5) Further refinements in estimate for warranty costs incurred after the contractual warranty period
(6) Relates to the full impairment of our equity method investment and includes write off of balances relating to loan receivables, trade receivables and capitalized development expenditures. Refer to Note 3, Scope of consolidation for additional information
(7) Primarily impairment expense in Enlarged Europe, mainly related to Russia, as well as North America and South America
(8) Provision related to litigation by certain patent owners related to the use of certain technologies in prior periods
(9) Write down of FCA Bank investment associated with the reorganization of our financial services activities in Europe
(10) Mainly related to release of litigation provisions, changes in ownership of equity method investments, partially offset by net losses on disposals

2021	North America	Enlarged Europe	Middle East & Africa	South America	China and India & Asia Pacific	Maserati	Other activities	Unallocated items & eliminations	Stellantis
	(€ million)
Net revenues(1)	€67,715	€58,728	€5,165	€10,496	€3,927	€2,003	€2,768	€(1,383)	€149,419
Net revenues from transactions with other segments	(9)	(126)	—	(22)	(3)	(1)	(1,222)	1,383	—
Net revenues from external customers(1)	67,706	58,602	5,165	10,474	3,924	2,002	1,546	—	149,419
Add: FCA Net revenues from external customers January 1 - January 16, 2021(2)	2,015	335	36	189	51	18	60	—	2,704
Add: Pro forma adjustments(3)	3	(7)	—	—	—	—	—	—	(4)
Pro Forma Net revenues from external customers, January 1 - December 31, 2021	69,724	58,930	5,201	10,663	3,975	2,020	1,606	—	152,119
Net revenues from transactions with other segments	12	130	—	18	5	1	1,122	(1,288)	—
Pro Forma Net revenues(4)	€69,736	€59,060	€5,201	€10,681	€3,980	€2,021	€2,728	€(1,288)	€152,119

Net profit/(loss) from continuing operations									€13,218
Tax expense/(benefit)									€1,911
Net financial expenses/(income)									€734
Operating income/(loss)(5)									€15,863
Add: FCA operating income, January 1 - 16, 2021									€80
Add: Pro forma adjustments									€96
Pro Forma Operating income/ (loss)(5)									€16,039
Adjustments:
Restructuring costs and other costs, net of reversals(6)	€(4)	€781	€2	€54	€—	€1	€39	€—	€873
Change in estimate of non- contractual warranties(7)	€2	€581	€57	€68	€13	€11	€—	€—	€732
Reversal of inventory fair value adjustment in purchase accounting(8)	€401	€89	€—	€13	€19	€—	€—	€—	€522
Impairment expense and supplier obligations(9)	€58	€233	€6	€6	€—	€6	€—	€—	€309
Brazilian indirect tax - reversal of liability/ recognition of credits(10)	€—	€—	€—	€(253)	€—	€—	€—	€—	€(253)
Other(11)	€228	€(17)	€(6)	€41	€7	€2	€140	€134	€529
Total adjustments Jan 1 - Dec 31, 2021	€685	€1,667	€59	€(71)	€39	€20	€179	€134	€2,712
Pro Forma Adjusted operating income	€11,342	€5,324	€663	€882	€428	€103	€(22)	€31	€18,751

Share of profit of equity method investees(5)	€(14)	€(46)	€118	€—	€(7)	€—	€686	€—	€737

Pro Forma Adjusted operating income, as reported	€11,356	€5,370	€545	€882	€442	€103	€(718)	€31	€18,011
Add: Share of profit/(loss) of equity method investees	(14)	(46)	118	—	(7)	—	686	—	€737
Adjustments:
Add: FCA Share of profit/(loss) of equity method investees, January 1 - 16, 2021	—	—	—	—	(7)	—	10	—	€3
Pro Forma Adjusted operating income, as adjusted(5)	€11,342	€5,324	€663	€882	€428	€103	€(22)	€31	€18,751
______________________________________________________________________________________________________________________________
(1) Groupe PSA (“PSA”) was identified as the accounting acquirer in the FCA-PSA merger, which was accounted for as a reverse acquisition, under IFRS 3 – Business
Combinations, and, as such, it contributed to the results of the Company beginning January 1, 2021. FCA was consolidated into Stellantis effective January 17, 2021, the day after the merger became effective
(2) FCA consolidated Net revenues, January 1 - January 16, 2021, excluding intercompany transactions
(3) Reclassifications made to present FCA’s Net revenues January 1 - January 16, 2021 consistently with that of PSA
(4) Pro forma Stellantis consolidated Net revenues, January 1 - December 31, 2021
(5) Share of the profit of equity method investees is included in our Operating income and Adjusted operating income. Refer to "Non-GAAP Financial Measures" included elsewhere in this report for additional information
(6) Restructuring and other costs related to the reorganization of operations and the dealer network primarily in Enlarged Europe
(7) Change in estimate for warranty costs incurred after the contractual warranty period. Refer to Note 21, Provisions for additional information
(8) Reversal of fair value adjustment recognized in purchase accounting on FCA inventories
(9) Primarily related to certain vehicle platforms in Enlarged Europe
(10) Benefit related to the final decision of the Brazilian Supreme Court on the calculation of the state value added tax, resulting in the recognition of €87 million in Net revenues and €166 million in Selling, general and other costs. Refer to Note 23, Other liabilities for additional information
(11) Includes other costs primarily related to merger and integration activities

2021	North America	Enlarged Europe	Middle East & Africa	South America	China and India & Asia Pacific	Maserati	Other activities	Unallocated items & eliminations	Stellantis
	(€ million)

Net profit/(loss) from continuing operations									€13,218
Tax expense/(benefit)									€1,911
Net financial expenses/ (income)									€734
Operating income/(loss)(1)									€15,863
Adjustments:
Restructuring costs and other costs, net of reversals(2)	€(4)	€781	€2	€54	€—	€1	€39	€—	€873
Change in estimates of non- contractual warranties(3)	€2	€581	€57	€68	€13	€11	€—	€—	€732
Reversal of inventory fair value adjustment in purchase accounting(4)	€401	€89	€—	€13	€19	€—	€—	€—	€522
Impairment expense and supplier obligations(5)	€58	€233	€6	€6	€—	€6	€—	€—	€309
Brazilian indirect tax - reversal of liability/ recognition of credits(6)	€—	€—	€—	€(253)	€—	€—	€—	€—	€(253)
Other(7)	€228	€(17)	€(6)	€41	€7	€2	€140	€134	€529
Total adjustments Jan 1 - Dec 31, 2021	€685	€1,667	€59	€(71)	€39	€20	€179	€134	€2,712
Less: Adjustments Jan 1-16, 2021(8)	€—	€—	€—	€—	€—	€—	€—	€—	€11
Adjusted operating income	€11,089	€5,373	€672	€873	€437	€116	€(27)	€31	€18,564

Adjusted operating income, as reported	€11,103	€5,419	€554	€873	€444	€116	€(713)	€31	€17,827
Add: Share of profit/(loss) of equity method investees	(14)	(46)	118	—	(7)	—	686	—	€737
Adjusted operating income, as adjusted(1)	€11,089	€5,373	€672	€873	€437	€116	€(27)	€31	€18,564
_______________________________________________________________________________________________________________________________________________
(1) Share of the profit of equity method investees is included in our Operating income and Adjusted operating income. Refer to "Non-GAAP Financial Measures" included elsewhere in this report for additional information
(2) Restructuring and other costs related to the reorganization of operations and the dealer network primarily in Enlarged Europe
(3) Change in estimate for warranty costs incurred after the contractual warranty period. Refer to Note 21, Provisions for additional information
(4) Reversal of fair value adjustment recognized in purchase accounting on FCA inventories
(5) Primarily related to certain vehicle platforms in Enlarged Europe
(6) Benefit related to the final decision of the Brazilian Supreme Court on the calculation of the state value added tax, resulting in the recognition of €87 million in Net revenues and €166 million in Selling, general and other costs. Refer to Note 23, Other liabilities for additional information
(7) Includes other costs primarily related to merger and integration activities
(8) Primarily costs related to the merger
Information about geographical area
The following table summarizes the non-current assets (other than financial instruments, deferred tax assets and post-employment benefits assets) attributed to certain geographic areas:

	At December 31,
	2023	2022
	(€ million)
North America(1)	€52,029	€50,410
France	17,893	16,031
Italy	8,810	8,646
Germany	4,884	5,334
Brazil	3,811	3,556
Spain	1,876	2,030
United Kingdom	1,194	1,278
Poland	1,038	812
Slovakia	460	377
Serbia	161	105
Other countries	5,817	3,536
Total Non-current assets (other than financial instruments, deferred tax assets and post- employment benefits assets)	97,973	92,115
______________________________________________________________________________________________________________________________
(1) Refers to the geographical area and not our North America reporting segment